UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05539

                 Scudder Intermediate Government & Agency Trust
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Intermediate Government & Agency Trust
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                        Amount ($)(e)      Value ($)
                                                                                   -----------------------------------
US Government Backed 19.5%
US Treasury Bond, 12.0%, 8/15/2013                                                         7,500,000        9,902,640
US Treasury Note:
2.25%, 2/15/2007                                                                          10,000,000        9,893,360
2.375%, 8/15/2006 (b)                                                                      8,645,000        8,617,310
3.0%, 11/15/2007 (b)                                                                       8,750,000        8,775,637
3.375%, 11/15/2008 (b)                                                                     3,050,000        3,071,564
5.625%, 5/15/2008 (b)                                                                      8,000,000        8,699,688
                                                                                                          -----------
Total US Government Backed (Cost $50,475,963)                                                              48,960,199

Agencies Backed by the Full Faith and Credit of the US Government 5.4%
Government National Mortgage Association:
5.0%, 2/15/2018                                                                            1,110,299        1,139,947
5.5% with various maturities from 2/15/2029 until 3/15/2033                                3,849,782        3,926,689
6.0% with various maturities from 12/15/2013 until 5/20/2033                               6,026,664        6,259,415
6.5% with various maturities from 4/15/2014 until 11/20/2032                               1,364,653        1,442,323
7.0% with various maturities from 12/15/2023 until 4/15/2029                                  62,722           67,041
7.5% with various maturities from 5/15/2026 until 4/15/2029                                  267,537          289,076
8.0% with various maturities from 9/15/2029 until 9/15/2030                                  406,315          443,765
8.5%, 10/15/2030                                                                               4,961            5,450
9.0% with various maturities from 6/15/2018 until 8/15/2022                                   46,679           52,641
                                                                                                          -----------
Total Agencies Backed by the Full Faith and Credit of the US
Government (Cost $13,528,542)                                                                              13,626,347


Agencies Not Backed by the Full Faith and Credit of the US Government 53.5%
US Government Sponsored Agencies 43.6%
Federal Farm Credit Banks, 2.125%, 7/17/2006 (b)                                          10,050,000        9,935,953
Federal Home Loan Bank, 3.375%, 9/14/2007                                                  7,210,000        7,250,376
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008                                        20,000,000       21,599,800
Federal National Mortgage Association:
2.0%, 1/15/2006 (b)                                                                        7,210,000        7,165,478
3.25% with various maturities from 1/15/2008 until 2/15/2009 (b)                          25,000,000       24,915,337
5.5%, 5/2/2006                                                                             4,750,000        4,958,986
6.0%, 5/15/2011                                                                            4,300,000        4,748,348
7.25%, 1/15/2010                                                                          15,960,000       18,508,062
Tennessee Valley Authority, 4.75%, 8/1/2013                                               10,200,000       10,391,566
                                                                                                          -----------
Total US Government Sponsored Agencies (Cost $110,840,363)                                                109,473,906

US Government Agency Sponsored Pass-Throughs 4.3%
Federal Home Loan Mortgage Corp.:
5.5% with various maturities from 3/1/2033 until 4/1/2033                                  4,541,325        4,614,349
6.5% , 9/1/2032                                                                              554,308          581,948
7.0% with various maturities from 10/1/2030 until 3/1/2032                                    15,397           16,339
8.5% , 7/1/2030                                                                                4,063            4,434
10.25%, 3/1/2016                                                                             236,609          258,130
Federal National Mortgage Association:
5.0% with various maturities from 4/1/2018 until 5/1/2018                                  2,968,660        3,022,642
6.0% with various maturities from 5/1/2016 until 8/1/2017                                  1,661,303        1,743,151
6.5% with various maturities from 6/1/2016 until 4/1/2017                                    579,886          614,328
8.5% with various maturities from 6/1/2030 until 9/1/2030                                     12,332           13,452
                                                                                                          -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $10,858,875)                                      10,868,773

Collateralized Mortgage Obligations 5.6%
Federal National Mortgage Association:
3A, Series 2004-W8, 7.5%, 6/25/2044                                                        9,101,549        9,878,485
A2, Series 2001-T12, 7.5%, 8/25/2041                                                       3,793,986        4,106,080
                                                                                                          -----------
Total Collateralized Mortgage Obligations (Cost $13,781,256)                                               13,984,565

Total Agencies Not Backed by the Full Faith and Credit of the US Government                               -----------
(Cost $135,480,494)                                                                                       134,327,244

Foreign Government Bonds 17.7%
Foreign Bonds - US$ Denominated 14.0%
Aries Vermogensverwaltung GmbH, Series C, REGS, 9.6%, 10/25/2014                             250,000          281,013
Dominican Republic:
Series REGS, 9.04%, 1/23/2013                                                                750,000          581,250
Series REGS, 9.5%, 9/27/2006                                                                 100,000           84,875
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%, Series L,
2.125%**, 4/15/2012                                                                          988,239          915,406
3.125%, 4/15/2024                                                                            600,000          524,280
11.0%, 8/17/2040                                                                           1,300,000        1,457,300
11.5%, 3/12/2008                                                                             300,000          345,750
14.5%, 10/15/2009                                                                            540,000          696,600
Government of Jamaica, 10.625%, 6/20/2017                                                    220,000          215,600
Government of Ukraine:
Series REGS, 6.875%, 3/4/2011                                                                300,000          296,400
7.65%, 6/11/2013                                                                             450,000          450,000
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                        629,739          598,125
Petroleos Mexicanos SA, 9.5%, 9/15/2027                                                      160,000          194,880
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus
..8125%, 2.063%**, 3/4/2010                                                                   666,923          658,587
Republic of Argentina:
11.375%, 3/15/2010 *                                                                         300,000           90,750
11.75%, 4/7/2009 *                                                                         2,300,000          695,750
Republic of Bulgaria, 8.25%, 1/15/2015                                                     2,250,000        2,778,412
Republic of Ecuador, Series REGS, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                      1,880,000        1,522,800
Republic of Philippines:
9.375%, 1/18/2017                                                                          1,250,000        1,314,062
9.875%, 1/15/2019                                                                            700,000          721,000
Republic of Turkey:
9.5%, 1/15/2014                                                                              450,000          510,750
10.5%, 1/13/2008                                                                             700,000          795,375
11.75%, 6/15/2010                                                                          1,500,000        1,860,000
11.875%, 1/15/2030 (b)                                                                     2,650,000        3,657,000
Republic of Uruguay:
7.25%, 2/15/2011                                                                             300,000          282,000
7.5%, 3/15/2015                                                                              435,000          384,975
Republic of Venezuela:
2.633%**, 4/20/2011                                                                          400,000          340,000
7.0%, 12/1/2018                                                                            1,660,000        1,402,700
10.75%, 9/19/2013                                                                            900,000        1,011,150
Russian Federation:
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030                                       4,940,000        4,751,786
12.75%, 6/24/2028                                                                            300,000          456,000
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                       650,000          588,250
United Mexican States:
7.5%, 4/8/2033                                                                             1,000,000        1,051,000
8.0%, 9/24/2022                                                                              640,000          721,600
8.125%, 12/30/2019                                                                         2,100,000        2,409,750
9.875%, 2/1/2010                                                                             270,000          332,910
                                                                                                          -----------
                                                                                                           34,978,086

Foreign Bonds - Non US$ Denominated 3.7% Aries Vermogensverwaltung GmbH, Series
B, REGS, 7.75%,
10/25/2009                                                                 EUR               750,000          987,455
Federative Republic of Brazil, 11.0%, 2/4/2010                             EUR             1,340,000        1,883,514
Republic of Argentina:
8.0%, 2/26/2008 *                                                          EUR               300,000          100,756
9.25%, 7/20/2049 *                                                         EUR             1,300,000          436,609
9.5%, 12/31/2049 *                                                         EUR               750,000          254,222
Series EMTN, 10.0%, 1/7/2049 *                                             EUR               150,000           51,777
11.75%, 5/20/2011*                                                         EUR               255,646           89,040
11.75%, 11/13/2026*                                                        EUR               562,421          192,389
12.0%, 9/19/2016 *                                                         EUR               214,743           75,461
Republic of Philippines, Series REGS, 9.125%, 2/22/2010                    EUR               700,000          916,444
Republic of Romania, 5.75%, 7/2/2010                                       EUR             1,700,000        2,241,508
United Mexican States, Series M-20, 8.0%, 12/7/2023                        MXN            28,200,000        1,941,127
                                                                                                          -----------
                                                                                                            9,170,302

                                                                                                          -----------
Total Foreign Government Bonds (Cost $40,352,718)                                                          44,148,388

                                                                                              Shares         Value ($)
                                                                                              ------         ---------
Securities Lending Collateral 16.5%
Daily Assets Fund Institutional, 1.76%, (c)(d)
(Cost $41,507,069)                                                                        41,507,069       41,507,069

Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $6,702,272)                                                                          6,702,272        6,702,272

                                                                                                          -----------
                                                                                            % of
                                                                                          Net Assets         Value ($)
                                                                                          ----------         ---------

Total Investment Portfolio  (Cost $288,047,058)                                                115.3      289,271,519
Other Assets and Liabilities, Net                                                              -15.3      -38,408,844
                                                                                                          -----------
Net Assets                                                                                     100.0      250,862,675
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non income producing security. These bonds were purchased in default.

                         Maturity                                      Acquisition
Security      Coupon       Date          Principal Amount                 Cost              Value
--------------------------------------------------------------------------------------------------------
Republic of Argentina:

                     8     2/26/2008      EUR              300,000            $ 95,704         $100,756
--------------------------------------------------------------------------------------------------------
                  9.25     7/20/2049      EUR            1,300,000             337,459          436,609
--------------------------------------------------------------------------------------------------------
                   9.5    12/31/2049      EUR              750,000             257,673          254,222
--------------------------------------------------------------------------------------------------------
                    10      1/7/2049      EUR              150,000              46,426           51,777
--------------------------------------------------------------------------------------------------------
                11.375     3/15/2010      USD              300,000              95,250           90,750
--------------------------------------------------------------------------------------------------------
                 11.75     5/20/2011      EUR              255,646              82,511           89,040
--------------------------------------------------------------------------------------------------------
                 11.75    11/13/2026      EUR              562,421             141,563          192,389
--------------------------------------------------------------------------------------------------------
                 11.75      4/7/2009      USD            2,300,000             557,750          695,750
--------------------------------------------------------------------------------------------------------
                    12     9/19/2016      EUR              214,743              62,120           75,461
--------------------------------------------------------------------------------------------------------
                                                                            $1,676,456       $1,986,754
--------------------------------------------------------------------------------------------------------

** This security is shown at its current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $41,391,894, which is 16.5% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Principal amount in US dollars unless otherwise noted.

Currency Abbreviation
-------------------------------------
EUR         Euro
-------------------------------------
MXN         Mexican Peso
-------------------------------------

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                       Scudder Intermediate Government & Agency Trust


By:                               /s/Julian Sluyters
                                  -----------------------------
                                  Julian Sluyters
                                  Chief Executive Officer

Date:                             November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                       Scudder Intermediate Government & Agency Trust

By:                              /s/Julian Sluyters
                                 -----------------------------
                                 Julian Sluyters
                                 Chief Executive Officer

Date:                            November 19, 2004



By:                              /s/Paul Schubert
                                 -----------------------------
                                 Paul Schubert
                                 Chief Financial Officer

Date:                            November 19, 2004